Summary of Significant Accounting Policies - Schedule of Corresponding Exchange Rates (Details)	May 31, 2025	May 31, 2024
Year-End Spot Rate [Member]
Schedule of Corresponding Exchange Rates [Line Items]
Exchange rates used to translate	0.0319	0.0305
Annual Average Rate [Member]
Schedule of Corresponding Exchange Rates [Line Items]
Exchange rates used to translate	0.0321	0.0312